INCOME TAXES (Schedule of Income Tax Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Current tax expenses	$ 29,436	$ 4,941	$ 11,868
Deferred tax (benefit) expenses	(1,254)	4,682	(151)
Total	$ 28,182	$ 9,623	$ 11,717